Note 12 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revolving Credit Facility	$ 0	$ 213,239
Senior Notes	529,089	255,790
Capital leases maturing at various dates through 2024	810	2,429
Other long-term debt maturing at various dates up to 2023	1,155	8,436
Long-term debt	531,054	479,895
Less: current portion	1,458	9,024
Long-term debt - non-current	$ 529,596	$ 470,871